Taxation (Details) - Schedule of Net Operating Loss Carryforwards $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 61,232
2025 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	5,081
2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	5,191
2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	17,378
2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	14,257
2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	1,729
Indefinite [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 17,596